Accounts and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade And Other Receivables [Abstract]
Accounts and Other Receivables

7. Accounts and Other Receivables

(1) Accounts and other receivables as of December 31, 2017, 2016 and January 1, 2016 are as follows:

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Accounts receivables
Non-related party	~~W~~	41,516	~~W~~	10,865	~~W~~	4,191
Related party		775		1,080		1,223
Deduction : Allowance for doubtful receivables		(123)		(126)		(125)
Total	~~W~~	42,168	~~W~~	11,819	~~W~~	5,289

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Other receivables
Non-related party	~~W~~	744	~~W~~	755	~~W~~	207
Related party		—		—		—
Deduction : Allowance for doubtful receivables		(46)		(45)		(47)
Total	~~W~~	698	~~W~~	710	~~W~~	160

The above accounts and other receivables are classified as loans and receivables, and are measured at amortized cost.

(2) Aging analysis of accounts and other receivables as of December 31, 2017, 2016 and January 1, 2016 are as follows

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Accounts receivables
Receivables not past due	~~W~~	42,146	~~W~~	11,797	~~W~~	5,267
Past due but not impaired		22		22		22
Impaired		123		126		125
Total	~~W~~	42,291	~~W~~	11,945	~~W~~	5,414

	December 31, 2017		December 31, 2016		January 1, 2016
	(In millions of Korean won)
Other receivables
Receivables not past due	~~W~~	698	~~W~~	710	~~W~~	160
Past due but not impaired		—		—		—
Impaired		46		45		47
Total	~~W~~	744	~~W~~	755	~~W~~	207

The Company calculates recoverable amount of receivables for which loss event has been individually identified through individual analysis and recognizes the difference between such calculated recoverable amount and book value as impairment loss.

As for the receivables for which loss event has not been individually identified, the Company makes adjustments to provision for impairment by applying certain specified rate in consideration of the credit risk based on the overdue period.

(3) Changes in allowance for doubtful accounts for the years ended December 31, 2017 and 2016 are as follows

Accounts receivables	2017		2016
	(In millions of Korean won)
Beginning of the year	~~W~~	126	~~W~~	125
(Reversal of) Bad debt expenses		(3)		1
Write-off		—		—
End of the year	~~W~~	123	~~W~~	126

Other receivables	2017		2016
	(In millions of Korean won)
Beginning of the year	~~W~~	45	~~W~~	47
(Reversal of) Bad debt expenses		1		(2)
Write-off		—		—
End of the year	~~W~~	46	~~W~~	45

In assessing the recoverability of accounts receivables, the Company considers changes in the credit rating of accounts receivables from the commencement of the credit to the end of the reporting period.